Quarterly Financial Information (Unaudited) (Tables) - Tortoise Acquisition Corp. II [Member]	5 Months Ended
Dec. 31, 2020
Quarterly Financial Information (Unaudited) (Tables) [Line Items]
Schedule of balance sheet
	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$346,610,178	$—	$346,610,178
Liabilities and stockholders’ equity
Total current liabilities	$86,561	$—	$86,561
Deferred legal fees	150,000
Deferred underwriting commissions	12,075,000	—	12,075,000
Derivative warrant liabilities	—	22,975,940	22,975,940
Total liabilities	12,311,561	22,975,940	35,137,501
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	329,298,610	(22,975,940)	306,322,670
Stockholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	157	230	387
Class B ordinary shares – $0.0001 par value	863	—	863
Additional paid-in-capital	5,082,299	5,463,350	10,545,649
Accumulated deficit	(83,312)	(5,463,580)	(5,546,892)
Total stockholders’ equity	5,000,007	—	5,000,007
Total liabilities and stockholders’ equity	$346,610,178	$—	$346,460,178

Schedule of unaudited condensed statement of operations
	Period From July 24, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(83,312)	$—	$(83,312)
Other (expense) income:
Change in fair value of warrant liabilities	—	(4,851,960)	(4,851,960)
Financing costs	—	(611,620)	(611,620)
Net gain from investments held in Trust Account	—	—	—
Total other (expense) income	—	(5,463,580)	(5,463,580)
Net loss	$(83,312)	$(5,463,580)	$(5,546,892)
Basic and Diluted weighted-average Class A ordinary shares outstanding	34,500,000	—	34,500,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,625,000	—	8,625,000
Basic and Diluted net loss per Class B share	$(0.01)	—	$(0.64)

Schedule of unaudited condensed statement of cash flows
	Period From July 24, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(83,312)	$(5,463,580)	$(5,546,892)
Adjustment to reconcile net loss to net cash used in operating activities	73,163	5,463,580	5,536,743
Net cash used in operating activities	(528,167)	—	(528,167)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,608,766	—	346,608,766
Net change in cash	$1,080,599	$—	$1,080,599